Segment Information - Summary of Operating Revenues and Non Current Assets by Geographical Regions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [Line Items]
Operating revenues	₩ 26,595,245	₩ 26,234,206	₩ 25,205,659
Non-current assets	20,909,038	21,115,704
Domestic [member]
Disclosure of geographical areas [Line Items]
Operating revenues	26,425,735	26,074,349	25,114,719
Non-current assets	20,725,694	20,845,214
Overseas [member]
Disclosure of geographical areas [Line Items]
Operating revenues	169,510	159,857	₩ 90,940
Non-current assets	₩ 183,344	₩ 270,490